Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Analysis of net deferred tax
Deferred tax assets	£ 2,639	£ 2,460
Deferred tax liabilities	(1,084)	(80)
Temporary differences [member]
Analysis of net deferred tax
Deferred tax assets	2,184	1,937
Tax losses [member]
Analysis of net deferred tax
Deferred tax assets	455	523
US
Analysis of net deferred tax
Deferred tax assets	2,168	2,052
Other territories [member]
Analysis of net deferred tax
Deferred tax assets	£ 471	£ 408